First Trust Dividend Strength ETF Investment Objectives and Goals - First Trust Dividend Strength ETF	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	First Trust Dividend Strength ETF (FTDS)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The First Trust Dividend Strength ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an index called The Dividend StrengthTM Index (the “Index”).